UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22185

IndexIQ Trust

(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite N-611	Rye Brook, NY 10573

(Address of principal executive offices)	(Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite N-611
Rye Brook, NY 10573

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: July 31, 2010

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments

July 31, 2010 (unaudited)

	Shares	Value

Investment Companies - 83.5%
Aggregate Bond Fund - 18.5%
iShares Barclays Aggregate Bond Fund	107,570	$11,611,106
SPDR Barclays Capital Aggregate Bond ETF	3,645	208,384
Vanguard Total Bond Market ETF	91,933	7,524,716

Total Aggregate Bond Fund		19,344,206

Commodity Funds - 1.8%
IPath Dow Jones-UBS Commodity Index Total Return ETN*	14,917	601,752
PowerShares DB Commodity Index Tracking Fund*	55,810	1,277,491

Total Commodity Funds		1,879,243

Corporate Bond Fund - 21.4%
iShares Barclays Credit Bond Fund	17,297	1,834,520
iShares iBoxx $ Investment Grade Corporate Bond Fund	186,096	20,526,389

Total Corporate Bond Fund		22,360,909

Currency Harvest Fund - 5.2%
PowerShares DB G10 Currency Harvest Fund*	235,955	5,452,920

Emerging Equity Fund - 15.0%
iShares MSCI Emerging Markets Index Fund	220,681	9,136,193
Vanguard Emerging Markets ETF	157,143	6,579,578

Total Emerging Equity Fund		15,715,771

Equity Funds - 1.5%
iShares MSCI EAFE Index Fund	27,008	1,402,255
Vanguard Europe Pacific ETF	5,773	188,489

Total Equity Funds		1,590,744

High Yield Bond Fund - 13.7%
iShares iBoxx $ High Yield Corporate Bond Fund	89,320	7,915,538
SPDR Barclays Capital High Yield Bond ETF	163,493	6,446,529

Total High Yield Bond Fund		14,362,067

Small Cap Fund - 4.6%
iShares Russell 2000 Index Fund	73,557	4,785,618

Treasury Inflation-Protected Security - 1.8%
iShares Barclays US Treasury Inflation Protected Securities Fund	17,699	1,882,643

Total Investment Companies - 83.5%
(Cost $83,457,546)		87,374,121

Short-Term Investment - 0.9%

Money Market Fund - 0.9%
Dreyfus Treasury & Agency Cash Management 521 Institutional
(Cost $993,040)		993,040

Total Investment Companies - 84.4%
(Cost $84,450,586)		$88,367,161

Other Assets in Excess of Liabilities - 15.6%(a)		16,260,264

Net Assets - 100.0%		$104,627,425

*	Non-income producing securities.
(a)	Other Assets in Excess of Liabilities includes net unrealized depreciation on swaps.

ETF - Exchange Traded Fund
ETN- Exchange Traded Note

Schedule of Investments (continued)

July 31, 2010 (unaudited)

Swap contracts outstanding at July 31, 2010:

Total Return Benchmark	Annual Financing Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ Depreciation
CurrencyShares Euro Trust	-4.14%	7/6/2011	(1,659,521.00)	(107,319.00)
iPath Dow Jones-UBS Commodity Index Total Return ETN	0.60%	7/6/2011	331,000.00	24,745.00
iShares Barclays Aggregate Bond Fund	0.60%	7/6/2011	6,861,015.00	44,751.00
iShares Barclays 1-3 Year Treasury Bond Fund	-0.97%	7/6/2011	(5,159,236.00)	(17,239.00)
iShares Barclays Credit Bond Fund	0.60%	7/6/2011	1,073,859.00	17,150.00
iShares Barclays Short Treasury Bond Fund	-0.32%	7/6/2011	(2,485,478.00)	(1,180.00)
iShares Barclays TIPS Bond Fund	0.60%	7/6/2011	1,115,724.00	4,029.00
iShares Dow Jones US Real Estate Index Fund	-1.12%	7/6/2011	(5,832,273.00)	(612,311.00)
iShares iBoxx $ High Yield Corporate Bond Fund	0.60%	7/6/2011	4,524,896.00	182,895.00
iShares iBoxx Investment Grade Corporate Bond Fund	0.60%	7/6/2011	39,206,082.00	515,818.00
iShares JPMorgan USD Emerging Markets Bond Fund	-1.57%	7/6/2011	(117,467.00)	(4,678.00)
iShares MSCI EAFE Index Fund	0.60%	7/6/2011	757,222.00	80,499.00
iShares MSCI Emerging Markets Index Fund	0.60%	7/6/2011	4,937,501.00	496,437.00
iShares Russell 2000 Index Fund	0.60%	7/6/2011	2,602,347.00	244,137.00
PowerShares DB Commodity Index Tracking Fund	0.60%	7/6/2011	716,467.00	46,694.00
PowerShares DB G10 Currency Harvest Fund	0.61%	7/6/2011	3,077,853.00	165,339.00
PowerShares Emerging Markets Sovereign Debt Portfolio	-0.20%	7/6/2011	(41,405.00)	(1,498.00)
SPDR Barclays Capital 1-3 Month T-Bill ETF	-1.62%	7/6/2011	(626,265.00)	(1,089.00)
SPDR Barclays Capital Aggregate Bond ETF	0.60%	7/6/2011	122,094.00	1,115.00
SPDR Barclays Capital High Yield Bond ETF	0.60%	7/6/2011	3,694,863.00	139,262.00
SPDR Barclays Capital International Treasury Bond ETF	-0.20%	7/6/2011	(73,274.00)	(3,248.00)
SPDR Dow Jones REIT ETF	-0.48%	7/6/2011	(2,670,359.00)	(297,932.00)
Vanguard Emerging Markets ETF	0.60%	7/6/2011	3,576,965.00	336,366.00
Vanguard Europe Pacific ETF	0.60%	7/6/2011	100,688.00	10,736.00
Vanguard REIT ETF	-0.72%	7/6/2011	(12,001,833.00)	(1,322,544.00)
Vanguard Short-Term Bond ETF	-0.37%	7/6/2011	(3,048,414.00)	(24,410.00)
Vanguard Total Bond Market ETF	0.60%	7/6/2011	4,451,321.00	24,042.00

				($59,433)

Cash held as collateral with broker for swap contracts was $16,550,000 at July 31, 2010.
Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

The Fund utilized various inputs in determining the value of its investments. These inputs are summarized in the three broad levels as follows:

  Level 1 – quoted prices in active markets for identical investments.

  Level 2 – other significant observable inputs (included quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2010:

	Level 1	Level 2	Level 3
Investment Companies*	$88,367,161	$ -	$-
Other Financial Instruments**	-	(59,433)	-

Total	$88,367,161	$(59,433)	$-

*	Please refer to the Schedule of Investments to view securities segregated by industry type.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

At April 30, 2010, the cost of investment and net unrealized appreciation/(depreciation) for income tax purposes was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$84,929,095	$3,438,066	$-	$3,438,066

Item 2. Controls and Procedures.

(a)

The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Trust

By:	/s/ Adam S. Patti

Adam S. Patti
Principal Executive Officer

Date:	September 24, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam S. Patti

Adam S. Patti
Principal Executive Officer

Date:	September 24, 2010

By:	/s/ David L. Fogel

David L. Fogel
Principal Financial Officer

Date:	September 24, 2010